UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
Unaudited Pro Forma Condensed Consolidated Financial Information
UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL INFORMATION
22. UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The following unaudited pro forma condensed consolidated financial information was derived from the application of pro forma adjustments to the consolidated financial statements of Newcastle. The unaudited pro forma condensed consolidated statement of income should be read in conjunction with the other information contained in these financial statements and related notes and with Newcastle’s historical consolidated financial statements.

The unaudited pro forma information set forth below reflects the historical information of Newcastle, as adjusted to give effect to the following transactions:

•	The spin-off of New Residential from Newcastle in May 2013,
•	The acquisition of the Holiday Portfolio in December 2013,
•	The 17-year triple net master leases related to the Holiday Portfolio, and

The unaudited pro forma condensed consolidated statement of income gives effect to the above transactions as if they had occurred on January 1, 2013.

In the opinion of management, all adjustments necessary to reflect the effects of the transactions described above have been included and are based upon available information and assumptions that Newcastle believes are reasonable.

Further, the historical financial information presented herein has been adjusted to give pro forma effect to events that Newcastle believes are factually supportable and which are expected to have a continuing impact on Newcastle’s results. However, such adjustments are estimates and may not prove to be accurate. Information regarding these adjustments is subject to risks and uncertainties that could cause actual results to differ materially from those anticipated.

These unaudited pro forma condensed consolidated financial statements are provided for information purposes only. The unaudited pro forma condensed consolidated statement of income does not purport to represent what Newcastle’s results of operations would have been had such transactions been consummated on the date indicated, nor does it represent the results of operations of either Newcastle or New Residential for any future date or period.

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF INCOME
Year ended December 31, 2013

		Pro Forma Adjustments

	Newcastle Consolidated Historical (A)	New Residential Spin-off (B)	Holiday Portfolio Acquisition(H)		Newcastle Consolidated Pro Forma
Interest income	$213,715	$(12,019)	$—		201,696
Interest expense	89,382	(2,152)	33,844	(C)	121,074
Net interest income	124,333	(9,867)	(33,844)		80,622
Impairment (Reversal)
Valuation allowance (reversal) on loans	(25,035)	—	—		(25,035)
Other-than-temporary impairment on securities	5,222	(3,756)	—		1,466
Impairment of long-lived assets	—	—	—		—
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)	44	—	—		44
	(19,769)	(3,756)	—		(23,525)
Net interest income (loss) after impairment/reversal	144,102	(6,111)	(33,844)		104,147
Other Revenues
Rental income	74,936	—	87,625	(D)	162,561
Care and ancillary income - senior housing	12,387	—	—		12,387
Total other revenues	87,323	—	87,625		174,948
Other Income (Loss)
Gain (loss) on settlement of investments, net	17,369	(58)	—		17,311
Gain on extinguishment of debt	4,565	—	—		4,565
Other income (loss), net	13,367	—	—		13,367
	35,301	(58)	—		35,243
Expenses
Loan and security servicing expense	3,857	(108)	—		3,749
Property operating expenses	53,718	—	—		53,718
General and administrative expense	35,196	(38)	—		35,158
Management fee to affiliate	33,091	(4,134)	4,038	(E)	32,995
Depreciation and amortization	27,128	—	48,264	(F)	75,392
	152,990	(4,280)	52,302		201,012
Income (loss) from continuing operations before income tax	113,736	(1,889)	1,479		113,326
Income tax expense	1,038	—	—		1,038
Income from continuing operations	112,698	(1,889)	1,479		112,288
Income from discontinued operations	39,643	—	—		39,643
Net income	152,341	(1,889)	1,479		151,931
Preferred dividends	(5,580)	—	—		(5,580)
Net income attributable to noncontrolling interests	(928)	—	—		(928)
Income (loss) applicable to common stockholders	$145,833	$(1,889)	$1,479		$145,423

Income (loss) from continuing operations per share of common stock, after preferred dividends and noncontrolling interest
Basic	0.39				0.32	(G)
Diluted	0.37				0.32	(G)
Weighted Average Number of Shares of Common Stock Outstanding
Basic	276,881,294				328,481,457	(G)
Diluted	283,309,645				334,909,808	(G)

(A)	Represents Newcastle’s historical consolidated statement of income for the year ended December 31, 2013, excluding discontinued operations.
(B)	Represents the portion of New Residential’s historical consolidated statement of income for the period from January 1, 2013 to May 15, 2013 that is not included in Newcastle’s income (loss) from discontinued income. After the May 15, 2013 spin-off of New Residential from Newcastle, no results of New Residential have been reported in Newcastle’s consolidated statement of income.
(C)	Represents the estimated interest expense on the loan related to the acquisition of the Holiday Portfolio including the estimated amortization of deferred financing costs.
(D)	Represents the estimated rental income from the independent senior housing properties acquired under a triple net lease agreement for the year ended December 31, 2013.
(E)	Represents the estimated management fees for the year ended December 31, 2013 that Newcastle would have paid Fortress Investment Group LLC as a result of the public offering of common stock in November 2013.
(F)	Represents the estimated depreciation expense for the year ended December 31, 2013 based on the carrying value of the assets acquired and their estimated useful life.
(G)	Weighted average number of shares of common stock outstanding and income from continuing operations per share of common stock, after preferred dividends and noncontrolling interest, were adjusted retrospectively to reflect the issuance of 57,950,952 shares on November 22, 2013, the proceeds of which were used to fund a portion of the purchase price for the Holiday Portfolio. Weighted average number of shares of common stock outstanding and income from continuing operations per share of common stock, after preferred dividends and noncontrolling interest were not adjusted to include potential additional diluted shares as a result of the changes to outstanding Newcastle options from the spin-offs. The number of additional diluted shares will depend on various factors, including the share prices of Newcastle or New Residential and subsequent to the spin-offs.
(H)	The effect of the Holiday Portfolio acquisition on 2012 revenue if Newcastle had consummated the acquisition as of January 1, 2012 would have been $89.3 million. The effect of this acquisition on income from continuing operations would have been $0.1 million.